Details of Significant Accounts - Other income, schedule of other income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
Subsidy from government	$ 14	$ 0
Others	0	7
Other income	$ 14	$ 7